Long-term Debt - Components of Long-Term Debt (Detail) - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Loan headquarter building	[1]	€ 25.2	€ 26.6
Other		11.8	15.2
Long-term debt		3,025.3	3,319.5
Less: current portion of long-term debt		25.2	247.7
Non-current portion of long-term debt		3,000.1	3,071.8
5.75 Percent Senior Notes Due 2017 [Member]
Debt Instrument [Line Items]
Principal amount		0.0	243.3
0.625 Percent Senior Notes Due 2022 [Member] [Domain]
Debt Instrument [Line Items]
Principal amount		487.8	489.5
3.375 Percent Senior Notes Due 2023 [Member]
Debt Instrument [Line Items]
Principal amount		820.6	842.3
1.375 Percent Senior Notes Due 2026 [Member] [Domain]
Debt Instrument [Line Items]
Principal amount		947.8	956.3
One Point Six Two Five Percent Senior Notes Due Two Thousand Twenty Seven [Member] [Domain] [Domain]
Debt Instrument [Line Items]
Principal amount		€ 732.1	€ 746.3

[1]	This loan relates to our variable interest entity, see Note 13 Property, plant and equipment.